Fair Value - Schedule of Fair Value Liabilities, Activity for Derivative Liability (Details) - Derivative Liability - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 999	$ 539
Derivative liability recorded upon issuance of convertible notes	774	389	$ 539
Change in fair value of liability	132	71
Settlement	$ (1,905)
Fair value at end of period		$ 999	$ 539